Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of the Company's borrowings
The following table is a summary of the Company’s borrowings as of December 31:

In millions	2013	2012
Commercial paper	$—	$690
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
1.2% senior notes due 2016	750	—
6.125% senior notes due 2016	421	421
5.75% senior notes due 2017	1,310	1,310
2.25% senior notes due 2018	1,250	—
6.6% senior notes due 2019	394	394
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
4.0% senior notes due 2023	1,250	—
6.25% senior notes due 2027	1,000	1,000
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	950
5.3% senior notes due 2043	750	—
Enhanced Capital Advantage Preferred Securities due 2062(1)	41	41
Deferred acquisition payables due 2015-2017(2)	42	—
Mortgage notes payable	4	1
Capital lease obligations	390	171
	13,402	9,828
Less:
Short-term debt (commercial paper)	—	(690)
Current portion of long-term debt	(561)	(5)
	$12,841	$9,133

(1)
The Enhanced Capital Advantage Preferred Securities (“ECAPS”) had a stated rate of interest of 6.302% through June 1, 2012, at which time the rate converted to a variable rate which was 2.3% and 2.6% at December 31, 2013 and 2012.

(2)	Deferred acquisition payables are denominated in Brazilian real and bear interest at the Brazilian interbank deposit certificate rate which was 9.77% at December 31, 2013.